Tax - Schedule of Deferred Tax Assets and Deferred Tax Liability (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Deferred Tax Assets and Deferred Tax Liability [Abstract]
Allowance for inventories and others	$ 353	$ 307
Net operating loss carried forward	3,427	2,759
Total deferred tax assets	3,780	3,066
Valuation allowance	(3,581)	(2,867)
Deferred tax assets, net of valuation allowance	199	199
Deferred tax liability:
Accelerated tax depreciation and others	(465)	(447)
Total deferred tax liability	(465)	(447)
Deferred tax liabilities, net	$ (266)	$ (248)